Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Schedule Of Lease Payments Excluding Management Fees And Other Operational Expenses

2020	$29
2021	119
2022	122
2023	126
2024	130
2025	22
Total lease payments	548
Less: imputed interest	(47)
Total remaining lease liability	$501